Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2018
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
		Ownership interest as at August 31,
	Country of incorporation	2018	2017
Tanzam	Tanzania	100%	100%
Tancan	Tanzania	100%	100%
Buckreef	Tanzania	55%	55%
NWBM	Tanzania	75%	75%

Disclosure of property, plant and equipment depreciation rate [text block]

	Rate

Machinery and equipment	20%	to	30%
Automotive		30%
Computer equipment		30%
Drilling equipment and automotive equipment		6.67%
Leasehold improvements		20%
Heap leach pads		20%